UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Preferred and Corporate Income Strategies Fund, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Preferred and Corporate Income Strategies Fund, Inc., 40 East 52nd Street, New York, NY
10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Preferred Securities
		Par
Industry	Capital Trusts	(000)	Value
Building Products - 0.7%	C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 980	$ 552,318
Capital Markets - 4.8%	Ameriprise Financial, Inc., 7.52%, 6/01/66 (c)	1,900	1,463,000
	Lehman Brothers Holdings Capital Trust V,
	3.64% (b)(d)(e)	1,600	160
	State Street Capital Trust III, 8.25% 3/15/42 (c)	725	677,947
	State Street Capital Trust IV, 1.63%, 6/01/67 (c)	3,390	1,908,180
			4,049,287
Commercial Banks - 4.5%	Bank of Ireland Capital Funding II, LP,
	5.57% (a)(b)(c)	429	158,730
	Bank of Ireland Capital Funding III, LP,
	6.11% (a)(b)(c)	740	273,800
	Barclays Bank Plc, 5.93% (a)(b)(c)	1,900	1,216,000
	First Empire Capital Trust II, 8.28%, 6/01/27	910	601,208
	National City Preferred Capital Trust I,
	12.00% (b)(c)	300	316,560
	SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)	875	935,340
	Santander Perpetual SA Unipersonal, 6.67% (a)(b)(c)	250	208,780
	SunTrust Preferred Capital I, 5.85% (b)(c)	135	78,300
			3,788,718
Diversified Financial Services - 3.5%	Farm Credit Bank of Texas Series 1, 7.56% (b)(c)	1,000	673,770
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (f)	2,525	2,308,231
			2,982,001
Electric Utilities - 1.3%	PPL Capital Funding, 6.70%, 3/30/67 (c)	1,500	1,140,000
Insurance - 51.8%	AXA SA, 6.38% (a)(b)(c)	3,585	2,509,500
	Ace Capital Trust II, 9.70%, 4/01/30	1,510	1,444,075
	The Allstate Corp., 6.50%, 5/15/57 (c)(f)	3,200	2,560,000
	The Allstate Corp. Series B, 6.13%, 5/15/67 (c)(g)	2,625	2,047,500
	Chubb Corp., 6.38%, 3/29/67 (c)(h)	4,475	3,624,750
	Farmers Exchange Capital, 7.05%, 7/15/28	3,110	2,258,469
	Financial Security Assurance Holdings
	Ltd., 6.40% 12/15/66 (a)(c)	1,740	713,400
	Genworth Financial, Inc., 6.15%, 11/15/66	750	356,250
	Great West Life & Annuity Insurance Co.,
	7.15%, 5/16/46 (a)(c)	2,000	1,500,000
	Liberty Mutual Group, Inc., 7.00%, 3/15/37 (a)(c)	2,550	1,646,563
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(c)	2,000	1,685,000
	Lincoln National Corp., 7.00%, 5/17/66 (c)	3,000	1,965,000
	Lincoln National Corp., 6.05%, 4/20/67 (c)	1,250	762,500
	MetLife, Inc., 6.40%, 12/15/66 (f)	4,225	3,316,625
	Nationwide Life Global Funding I, 6.75%, 5/15/67	2,450	1,557,213
	Oil Casualty Insurance Ltd., 8.00%, 9/15/34 (a)	915	549,000
	Progressive Corp., 6.70%, 6/15/67 (c)	2,900	2,195,175
	Reinsurance Group of America, 6.75%, 12/15/65 (c)	700	451,457
	Swiss Re Capital I LP, 6.85% (a)(b)(c)	2,225	1,335,000
	The Travelers Cos., Inc., 6.25%, 3/15/67 (c)	5,750	4,891,100

1

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Capital Trusts	(000)	Value
	ZFS Finance (USA), Trust II, 6.45%, 12/15/65 (a)(c)	$ 1,800	$ 1,620,000
	ZFS Finance (USA), Trust IV, 5.88%, 5/09/32 (a)(c)	500	406,375
	ZFS Finance (USA), Trust V, 6.50%, 5/09/67 (a)(c)	4,355	3,614,650
	Zenith National Insurance Capital Trust I,
	8.55%, 8/01/28 (a)	1,000	935,000
			43,944,602
Multi-Utilities - 1.7%	Dominion Resources Capital Trust I,
	7.83%, 12/01/27 (f)	1,200	1,172,699
	Puget Sound Energy, Inc. Series A,
	6.97%, 6/01/67 (c)	475	347,187
			1,519,886
Oil, Gas & Consumable Fuels - 4.8%	Enterprise Products Operating LLC,
	8.38%, 8/01/66 (c)	825	717,750
	Southern Union Co., 7.20%, 11/01/66 (c)	2,350	1,692,000
	TransCanada Pipelines Ltd., 6.35%, 5/15/67 (c)	2,150	1,677,000
			4,086,750
	Total Capital Trusts - 73.1%		62,063,562
	Preferred Stocks	Shares
Commercial Banks - 9.6%	First Tennessee Bank NA, 3.90% (a)(c)	1,176	471,135
	HSBC USA, Inc., Series D, 4.50% (c)	35,000	665,000
	HSBC USA, Inc., Series H, 6.50%	168,000	3,749,760
	Provident Financial Group, Inc., 7.75%	42,000	956,815
	Royal Bank of Scotland Group Plc Series M, 6.40%	5,000	66,700
	Santander Finance Preferred SA Unipersonal, 6.80%	93,100	2,187,850
			8,097,260
Diversified Financial Services - 1.4%	Cobank ACB, 7.00%	38,000	1,193,884
Electric Utilities - 3.2%	Alabama Power Co., 6.50%	25,000	565,000
	Entergy Arkansas, Inc., 6.45%	28,800	584,101
	Entergy Louisiana LLC, 6.95%	22,650	1,585,500
			2,734,601
Insurance - 6.5%	Aspen Insurance Holdings Ltd., 7.40% (c)	55,000	1,001,000
	Axis Capital Holdings Ltd., Series A, 7.25%	35,000	753,550
	Axis Capital Holdings Ltd., Series B, 7.50% (c)	9,000	726,188
	Endurance Specialty Holdings Ltd. Series A, 7.75%	35,200	719,840
	RenaissanceRe Holding Ltd. Series D, 6.60%	110,000	2,312,200
			5,512,778
Multi-Utilities - 2.0%	Dominion Resources, Inc., 7.50% (c)	2,100,000	1,659,000
Real Estate Investment Trusts	BRE Properties, Inc. Series D, 6.75%	10,000	186,300
(REITs) - 7.7%	First Industrial Realty Trust, Inc., 6.24% (c)	610	235,994
	HRPT Properties, Trust Series B, 8.75%	97,917	1,904,486
	HRPT Properties, Trust Series C, 7.13%	125,000	2,200,000
	iStar Financial, Inc. Series I, 7.50%	59,500	364,140
	Public Storage, Series F, 6.45%	10,000	206,000
	Public Storage, Series I, 7.25%	40,000	970,000
	Public Storage, Series M, 6.63%	20,000	430,400
			6,497,320

2

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Preferred Stocks	Shares	Value
Thrifts & Mortgage Finance - 0.0%	Sovereign Bancorp, Inc. Series C, 7.30% (i)	1,400	$ 32,074
Wireless Telecommunication	Centaur Funding Corp., 9.08% (a)	2,720	2,285,650
Services - 2.7%
	Total Preferred Stocks - 33.1%		28,012,567
		Par
	Trust Preferreds	(000)
Consumer Finance - 2.4%	Capital One Capital II, 7.50%, 6/15/66	$ 2,326	1,975,777
Diversified Financial Services -	ING Groep NV, 7.20% (b)	875	694,061
0.8%
Electric Utilities - 1.5%	PPL Energy Supply LLC, 7.00%, 7/15/46	1,235	1,263,869
Insurance - 2.2%	ABN AMRO North America Capital Funding
	Trust II, 0.68% (a)(b)(c)	2,000	117,512
	Lincoln National Capital VI Series F, 6.75%,
	9/11/52	2,250	1,768,868
			1,886,380
	Total Trust Preferreds - 6.9%		5,820,087
	Total Preferred Securities - 113.1%		95,896,216
	Corporate Bonds
Insurance - 2.4%	Oil Insurance Ltd., 7.56% (a)(b)(c)	1,000	447,070
	QBE Insurance Group Ltd., 9.75%, 3/14/14	1,484	1,611,332
	Total Corporate Bonds - 2.4%		2,058,402
	Total Long-Term Investments
	(Cost - $129,070,646) - 115.5%		97,954,618
	Short-Term Securities	Shares
	BlackRock Liquidity Funds,
	TempFund, 0.29% (j)(k)	31,932,574	31,932,574
	Total Short-Term Securities
	(Cost - $31,932,574) - 37.7%		31,932,574
	Total Investments (Cost - $161,003,220*) - 153.2%		129,887,192
	Liabilities in Excess of Other Assets - (5.7)%		(4,827,188)
	Preferred Shares, at Redemption Value - (47.5)%		(40,258,741)
	Net Assets Applicable to Common Shares - 100.0%		$ 84,801,263
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 160,545,635
Gross unrealized appreciation	$ 1,892,252
Gross unrealized depreciation		(32,550,695)
Net unrealized depreciation	$ (30,658,443)
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Security is perpetual in nature and has no stated maturity date.
(c) Variable rate security. Rate shown is as of report date.
(d) Non-income producing security.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) All or a portion of security held as collateral in connection with open reverse repurchase agreements.
3

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
(h) All or a portion of security held as collateral in connection with open swaps.
(i) Depositary receipts.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
Net
Affiliate				Activity	Income
BlackRock Liquidity Funds, TempFund				31,932,574	$ 55,415
BlackRock Liquidity Series, LLC
Cash Sweep Series			$ (15,938,424)		$ 56,701
(k) Represents the current yield as of report date.
• Reverse repurchase agreements outstanding as of July 31, 2009 were as follows:
	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Bank Plc	1.29%	7/14/09	8/17/09	$ 5,608,766	$ 5,602,142
• Financial futures contracts purchased as of July 31, 2009 were as follows:
Unrealized
		Expiration		Face	Appreciation
Contracts	Issue		Date	Value	(Depreciation)
57	2-Year U.S.
	Treasury Bond	September 2009	$ 12,352,797		$ (7,844)
6	10-Year U.S.
	Treasury Bond	September 2009	$ 700,654		13,346
Total					$ 5,502
• Credit default swaps on single name issues - sold protection outstanding as of July 31, 2009 were as
Receive					Notional
	Fixed			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating [1]	(000)[2]	Appreciation
Phillip Morris
International,		Deutsche	December
Inc.	1.73%	Bank AG	2013	A	$ 2,000	$ 58,452
1	Using the Standard and Poor's ratings of the issuer.
2	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
• Credit default swaps on single name issues - buy protection outstanding as of July 31, 2009 were as follows:
	Pay			Notional
	Fixed			Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Depreciation
Altria Group		Deutsche	December
Inc.	1.03%	Bank AG	2013	$ 2,000	$ (33,578)
Nordstrom Inc.	5.20%	Deutsche	June
		Bank AG	2014	$ 1,000		(157,696)
Total					$ (191,274)
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
4

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
• Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
Trust's investments:
Valuation	Investments in
Inputs	Securities
Assets
Level 1
Long-Term Investments
Preferred Stocks	$ 18,314,300
Trust Preferreds	5,702,575
Short-Term Securities	31,932,574
Total Level 1	55,949,449
Level 2
Long-Term Investments
Capital Trusts	61,514,562
Preferred Stocks	8,112,767
Trust Preferreds	117,512
Corporate Bonds	2,058,402
Total Level 2	71,803,243
Level 3
Long-Term Investments
Capital Trusts	549,000
Preferred Stocks	1,585,500
Total Level 3	2,134,500
Total	$ 129,887,192
5

BlackRock Preferred and Corporate Income Strategies Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
Valuation	Other Financial
Inputs	Instruments [1]
	Assets	Liabilities
Level 1	$ 13,346	$ (7,844)
Level 2	-	(5,793,416)
Level 3	58,452	-
Total	$ 71,798	$ (5,801,260)
[1] Other financial instruments are swaps, financial futures contracts and reverse repurchase agreements. Swaps and
financial futures contracts are shown at the unrealized
appreciation/depreciation on the instrument. Reverse
repurchase agreements are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in Securities
	Capital	Preferred
	Trusts	Stocks	Total
Balance, as of October 31, 2008	-	-	-
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized
appreciation/depreciation	-	-	-
Net sales	-	-	-
Net transfers in	$ 549,000	$ 1,585,500	$ 2,134,500
Balance, as of July 31, 2009	$ 549,000	$ 1,585,500	$ 2,134,500
Other Financial
Instruments [2]
Assets
Balance, as of October 31, 2008	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized
appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in	$ 58,452
Balance, as of July 31, 2009	$ 58,452
[2] Other financial instruments are swaps are shown at the
unrealized appreciation/depreciation on the instrument.
6

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred and Corporate Income Strategies Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred and Corporate Income Strategies Fund, Inc.

Date: September 22, 2009